Share-based compensation	12 Months Ended
Oct. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
22. Share-based compensation
(a) Stock option plan
On April 19, 2022, the directors of the Company approved the 2022 equity incentive plan (the “Omnibus Plan”), which was effective upon the Company receiving disinterested shareholder approval at the annual general meeting and special meetings of shareholders of the Company on June 2, 2022.
The maximum number of common shares available and reserved for issuance, at anytime, under the Omnibus Plan, together with any other security-based compensation arrangements adopted by the Company, including the Predecessor Plans, has been updated to 20% of the issued and outstanding common shares as at June 2, 2022. The maximum share options that can be issued is 12,617,734 Common Shares.
It is the Company's intention for the stock options it grants, to generally vest one-fourth on each of the first, second, third and fourth, 6-month anniversaries of the grant date. All options that are outstanding will expire upon maturity, or earlier, if the optionee ceases to be a director, officer, employee or consultant. The maximum exercise period of an option shall not exceed 10 years from the grant date.
Share-based compensation from stock options and RSUs totalled $3,917 for the year ended October 31, 2025 (October 31, 2024: $2,975).
Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

For the year ended	October 31, 2025		October 31, 2024
	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)

Opening balance	3,080,452	2.97	4,590,980	3.94
Granted	280,500	3.45	234,000	2.67
Exercised	(382,000)	2.55	(114,750)	1.86
Forfeited or expired	(475,495)	4.65	(1,629,778)	5.74
Balance, October 31, 2025	2,503,457	2.76	3,080,452	2.97
Exercisable, end of the year	2,212,582	2.70	1,693,346	3.19
For the year ended October 31, 2025, the Company recorded share-based compensation related to options of $596 (October 31, 2024: $1,730).

	Outstanding options			Exercisable options
	Number of options outstanding	Weighted average remaining life (years)	Weighted average exercise price ($)	Number of options exercisable	Weighted average exercise price ($)
Range of exercise price
$1.53 - $2.46	148,750	0.28	1.90	148,750	1.90
$2.47- $2.75	2,052,957	0.94	2.74	2,009,207	2.74
$2.76 - $4.16	301,750	2.39	3.66	54,625	4.80
$1.53 - $4.16	2,503,457	1.08	2.76	2,212,582	2.70
(b) Restricted share units ("RSUs") plan
For the year ended October 31, 2025, the Company recorded share-based compensation related to RSUs of $3,321 (October 31, 2024: $1,245).

	Number of shares
As at	October 31, 2025	October 31, 2024

Opening balance	687,747	486,335
Granted	918,688	687,747
Vested and issued	(687,747)	(486,335)
Balance, October 31, 2025	918,688	687,747
(c) Escrow shares

	Number of shares
As at	October 31, 2025	October 31, 2024
	#	#
Opening balance	—	541,616
Forfeited or expired	—	(90,933)
Released from escrow	—	(450,683)
Balance, October 31, 2025	—	-